Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation [Abstract]
Disclosure of Income Taxes Recognized in Comprehensive Income
Amounts recognized in Consolidated Statements of Comprehensive Income/(Loss):

	2021 $000s	2020 $000s	2019 $000s
As of December 31
Income/(loss) for the year	(62,709)	4,568	366,065
Income tax expense/(benefit)	3,756	14,401	112,409
Income/(loss) before taxes	(58,953)	18,969	478,474

Disclosure of recognized income tax expense
Recognized income tax expense/(benefit):

	2021 $000s	2020 $000s	2019 $000s
As of December 31
Federal	22,138	21,796	—
Foreign	—	—	—
State	109	—	—
Total current income tax expense/(benefit)	22,247	21,796	—
Federal	(15,416)	(7,349)	83,776
Foreign	—	—	—
State	(3,075)	(46)	28,633
Total deferred income tax expense/(benefit)	(18,491)	(7,395)	112,409
Total income tax expense/(benefit), recognized	3,756	14,401	112,409
The tax expense was $3.8 million, $14.4 million and $112.4 million in 2021, 2020 and 2019 respectively. The decrease in tax expense is primarily the result of the decrease in profit before tax in entities in the U.S. Federal and Massachusetts consolidated return groups of the Company.

Disclosure of Reconciliation of Effective Tax Rate	The Group is primarily subject to taxation in the U.S. A reconciliation of the U.S. federal statutory tax rate to the effective tax rate is as follows:

	2021		2020		2019
As of December 31	$000s	%	$000s	%	$000s	%
US federal statutory rate	(12,380)	21.00	3,984	21.00	97,183	21.00
Effects of state tax rate in U.S.	(4,484)	7.61	1,844	9.72	22,111	4.78
R&D and orphan drug tax credits	(5,056)	8.58	(5,642)	(29.74)	(6,321)	(1.37)
Non deductible share based payment expenses	555	(0.94)	327	1.73	433	0.09
Finance income/(costs) – fair value accounting	(2,017)	3.42	919	4.84	3,725	0.80
Loss with respect to associate for which no deferred tax asset is recognized	11,542	(19.58)	—	—	—	—
Transaction Costs	309	(0.52)	361	1.91	—	—
Interest Expense	217	(0.37)	(2,258)	(11.91)	1,030	0.22
Executive Compensation	746	(1.27)	827	4.36	—	—
Deconsolidation adjustments	—	0.00	—	—	(13,658)	(2.95)
Recognition of deferred tax assets and tax benefits not previously recognized	(414)	0.70	—	—	(6,251)	(1.35)
Current year losses for which no deferred tax asset is recognized	14,375	(24.38)	13,948	73.53	14,514	3.14
Other	363	(0.62)	91	0.48	(356)	(0.06)
	3,756	(6.37)	14,401	75.92	112,409	24.29
The Company is also subject to taxation in the UK but to date no taxable income has been generated in the UK. Changes in corporate tax rates can change both the current tax expense (benefit) as well as the deferred tax expense (benefit).
Disclosure of deferred taxes
Deferred tax assets have been recognized in the U.S. jurisdiction in respect of the following items:

	2021 $000s	2020 $000s
As of December 31
Operating tax losses	46,982	39,901
Tax credits	10,673	10,805
Share-based payments	7,265	5,429
Deferred revenue	—	358
Investment in Associates	11,542	—
Lease Liability	8,969	9,657
Other temporary differences	2,665	2,078
Deferred tax assets	88,096	68,228
Investments held at fair value	(96,804)	(120,676)
ROU asset	(4,667)	(5,491)
Fixed assets	(3,547)	(3,588)
Other temporary differences	—	(27)
Deferred tax liabilities	(105,018)	(129,782)
Deferred tax assets (liabilities), net	(16,922)	(61,554)
Deferred tax liabilities, net, recognized	(89,765)	(108,626)
Deferred tax assets, net, recognized	—	—
Deferred tax assets (liabilities), net, not recognized	72,843	47,072
We have recognized deferred tax assets related to entities in the U.S. Federal and Massachusetts consolidated return groups due to future reversals of existing taxable temporary differences that will be sufficient to recover the net deferred tax assets. Our unrecognized deferred tax assets of $72.8 million are primarily related to tax credit, loss carryforwards and deductible temporary differences in subsidiaries outside the U.S. Federal and Massachusetts consolidated return groups. Such deferred tax assets have not been recognized because it is not probable that future taxable profits will be available to support their realizability. The unrecognized deferred tax assets, to a lesser extent, also relate to unrecognized deferred tax assets with respect to an investment in an associate since the Group does not believe it is probable that such tax benefits will be realized in the foreseeable future.

Disclosure of unrecognized deferred tax assets [text block]
Deferred tax assets have not been recognized in respect of the following carryforward losses, credits and temporary differences, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

	2021 $000s		2020 $000s
As of December 31
	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Deductible Temporary Difference	59,925	16,224	7,997	1,679
Tax Losses	215,425	46,982	169,731	36,273
Tax Credits	9,636	9,636	9,120	9,120
Total	284,986	72,843	186,848	47,072

Disclosure of unrecognized tax losses and tax credits carryforwards
Tax losses and tax credits for which no deferred tax asset was recognized

As of December 31	2021 $000s		2020 $000s

	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Tax losses expiring:
Within 10 years	19,735	4,343	12,530	2,760
More than 10 years	47,937	11,611	55,312	12,117
Available Indefinitely	147,753	31,028	101,889	21,397
Total	215,425	46,982	169,731	36,273
Tax credits expiring:
Within 10 years	4	4	13	13
More than 10 years	9,632	9,632	9,107	9,107
Available indefinitely	—	—	—	—
Total	9,636	9,636	9,120	9,120

Disclosure of tax balances as presented in Statement of Financial Position
Tax Balances
The current tax related balances are presented in the Statement of Financial Position as follows:

As of December 31	2021 $000s	2020 $000s
Income tax receivable - current	4,514	—
Trade and Other Payables	(57)	(1,260)